Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Note 1. Description of Business

Description of Business

MusclePharm Corporation, together with its subsidiaries (the “Company” or “MusclePharm”) is a scientifically-driven, performance lifestyle company that develops, markets and distributes branded sports nutrition products and nutritional supplements that are manufactured by the Company’s contract manufacturers. The Company’s portfolio of recognized brands, including MusclePharm, FitMiss and MP Combat Energy is marketed and sold globally. As of March 31, 2022, the Company had the following wholly-owned subsidiary which did not have any operations or assets as of and for the three months ended March 31, 2022: MusclePharm Canada Enterprises Corp.

In 2021, the Company announced its entrance into the functional energy space in collaboration with former Rockstar Energy executives. The Company launched three flavors of MP Combat Energy in September 2021 for domestic distribution and three additional flavors for international distribution. The Company believes the launch of its new energy products, reductions in operating costs and continued focus on gross profit and revenue growth will allow it to ultimately achieve sustained profitability. However, the Company can give no assurances that this will occur, especially with the cost to launch new energy products along with the recent increase in the cost of protein, which may have a material impact on the Company’s profitability. Additionally, the Company’s profitability may be materially impacted by the ability of the Company’s contract manufacturers to meet customers’ demands. Although, the Company believes entering the functional energy space will help to increase sales and gross margin, and reduce exposure to commodity prices, the Company can give no assurances that this will occur. To manage cash flow, the Company has entered into multiple financing arrangements. The entry into the Energy Drink business has created a second segment, which is presented in detail in Note 12.

Information About Our Segments

We are engaged in global sales of products that fall into two operating segments: Protein Products and Energy Drinks. Information regarding our operating segments and geographic and product information is contained in Note 12 to these consolidated financial statements.

Going Concern

The Company has historically incurred significant losses and experienced negative cash flows since inception. As of March 31, 2022, the Company had cash of $0.5 million, a working capital deficit of $36.3 million, a stockholders’ deficit of $38.1 million and an accumulated deficit of $211.8 million resulting from recurring losses from operations. As a result of a history of losses and financial condition, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon it generating profits in the future and/or obtaining the necessary financing to meet its obligations and repay liabilities arising from normal business operations when they come due. The Company is evaluating different strategies to obtain financing to fund its operations to cover expenses and focus on achieving a level of revenue adequate to support its current cost structure. Financing strategies may include, but are not limited to, issuances of capital stock, debt borrowings, partnerships and/or collaborations.

The Company has been focused on cost containment and improving gross margins by focusing on customers with higher margins, reducing product discounts and promotional activity, along with reducing the number of SKU’s and negotiating improved pricing for raw materials. In addition, the Company has worked to negotiate lower production costs with its contract manufacturers. Although these steps improved gross margins through the first quarter of 2022, with the recent further increases in commodity prices, primarily protein, the Company’s gross margins have been impacted and will continue to be impacted unless commodity prices return the same levels that were seen in 2021. The Company expects overall margins to improve as we ramp up energy sales with stronger gross margins in the energy drink segment.

COVID-19

The Company’s results of operations are affected by economic conditions, including macroeconomic conditions and levels of business confidence. There continues to be significant volatility and economic uncertainty in many markets and the ongoing COVID-19 pandemic contributes to that level of volatility and uncertainty and has created economic disruption. The Company is actively managing its business to respond to the impact. There were no adjustments recorded in the financial statements that might result from the outcome of these uncertainties.

The ultimate impact of the COVID-19 pandemic on the Company’s operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that governments, or the Company, may direct, which may result in an extended period of continued business disruption, reduced customer traffic and reduced operations. Any resulting financial impact cannot be reasonably estimated at this time but may have a material impact on the Company’s business, financial condition and results of operations. Management continues to monitor the business environment for any significant changes that could impact the Company’s operations. The Company has taken proactive steps to manage costs and discretionary spending, such as remote working and reducing facility related expense.

Note 1. Description of Business

Description of Business

MusclePharm Corporation, together with its subsidiaries (the “Company” or “MusclePharm”) is a scientifically-driven, performance lifestyle company that develops, markets and distributes branded sports nutrition products and nutritional supplements that are manufactured by the Company’s contract manufacturers. The Company’s portfolio of recognized brands, including MusclePharm, FitMiss and MP Combat Energy is marketed and sold globally. As of December 31, 2021, the Company had the following wholly-owned subsidiary which did not have any operations or assets as of and for the years ended December 31, 2021 or 2020: MusclePharm Canada Enterprises Corp.

In 2021, the Company announced its entrance into the functional energy space with former Rockstar Energy executives. The Company launched three flavors of MP Combat Energy in September 2021 for domestic distribution and three additional flavors for international distribution. The Company believes with the launch of its new energy products, reductions in operating costs and continued focus on gross profit and revenue growth will allow it to ultimately achieve sustained profitability. However, the Company can give no assurances that this will occur, especially with the cost to launch new energy products along with the recent increase in the cost of protein, which may have a material impact on the Company’s profitability. Additionally, the Company’s profitability may be materially impacted by the ability of the Company’s contract manufacturers to meet customers’ demands. Although, the Company believes entering the functional energy space will help to increase sales and gross margin, and reduce exposure to commodity prices, the Company can give no assurances that this will occur. To manage cash flow, the Company has entered into multiple financing arrangements. The entry into the Energy Drink business has created a second segment, which is presented in detail in Note 18.

Information About Our Segments

We are engaged in global sales of products that fall into two operating segments: Protein Products and Energy Drinks. Information regarding our operating segments and geographic and product information is contained in Note 18 to these consolidated financial statements.

Going Concern

The Company has historically incurred significant losses and experienced negative cash flows since inception. As of December 31, 2021, the Company had cash of $1.2 million, a working capital deficit of $30.1 million, a stockholders’ deficit of $32.2 million and an accumulated deficit of $205.5 million resulting from recurring losses from operations. As a result of a history of losses and financial condition, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon it generating profits in the future and/or obtaining the necessary financing to meet its obligations and repay liabilities arising from normal business operations when they come due. The Company is evaluating different strategies to obtain financing to fund its operations to cover expenses and focus on achieving a level of revenue adequate to support its current cost structure. Financing strategies may include, but are not limited to, private placements of capital stock, debt borrowings, partnerships and/or collaborations.

The Company has been focused on cost containment and improving gross margins by focusing on customers with higher margins, reducing product discounts and promotional activity, along with reducing the number of SKU’s and negotiating improved pricing for raw materials. In addition, the Company has worked to negotiate lower production costs with its contract manufacturers. Although these steps improved gross margins through the first quarter of 2021, with the recent increases in commodity prices, primarily protein, the Company’s gross margins have been impacted and will continue to be impacted unless commodity prices return the same levels that were seen in 2020.

COVID-19

The Company’s results of operations are affected by economic conditions, including macroeconomic conditions and levels of business confidence. There continues to be significant volatility and economic uncertainty in many markets and the ongoing COVID-19 pandemic contributes to that level of volatility and uncertainty and has created economic disruption. The Company is actively managing its business to respond to the impact. There were no adjustments recorded in the financial statements that might result from the outcome of these uncertainties.

The ultimate impact of the COVID-19 pandemic on the Company’s operations is unknown and will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration of the COVID-19 outbreak, new information which may emerge concerning the severity of the COVID-19 pandemic, and any additional preventative and protective actions that governments, or the Company, may direct, which may result in an extended period of continued business disruption, reduced customer traffic and reduced operations. Any resulting financial impact cannot be reasonably estimated at this time but may have a material impact on the Company’s business, financial condition and results of operations. Management continues to monitor the business environment for any significant changes that could impact the Company’s operations. The Company has taken proactive steps to manage costs and discretionary spending, such as remote working and reducing facility related expense.